Document and Entity Information	Mar. 08, 2022
Cover [Abstract]
Entity Address, State or Province	MO
Amendment Flag	false
Entity Central Index Key	0001530950
Document Type	8-K
Document Period End Date	Mar. 08, 2022
Entity Registrant Name	Post Holdings, Inc.
Entity Incorporation State Country Code	MO
Entity File Number	001-35305
Entity Tax Identification Number	45-3355106
Entity Address, Address Line One	2503 S. Hanley Road
Entity Address, City or Town	St. Louis
Entity Address, Postal Zip Code	63144
City Area Code	(314)
Local Phone Number	644-7600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	POST
Security Exchange Name	NYSE
Entity Emerging Growth Company	false